DERIVATIVE INSTRUMENTS (Schedule of Derivative Contracts on Unaudited Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ 733	$ (139)
Cost of revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ 115	$ (32)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Revenue	Cost of Revenue
Research and development, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ 347	$ (62)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses
Sales and marketing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ 109	$ (17)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Sales and Marketing	Sales and Marketing
General and administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ 162	$ (28)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	General and administrative	General and administrative